Background and Nature of Operations - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Jun. 16, 2022 USD ($) $ / shares	Feb. 07, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2020 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amount of financing	$ 150.0	$ 40.0	$ 25.1	$ 40
Common stock, par value (in usd per share)	$ 0.0001		$ 0		$ 0.0001	$ 0